Stockholders' Equity	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 5–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On November 26, 2014, the Company issued 20,000,000 shares of common stock to its founders; 19,400,000 shares to Christopher Mussallem and 600,000 shares to André Brown. Messers. Mussallem and Mr. Brown are the Company’s directors and officers. The Company issued this stock to Mr. Mussallem and Mr. Brown in exchange for $2,000 of services rendered to the Company in its formation at a price of $0.0001 per share. The Company’s directors approved the value of the services rendered based on their belief that the value was reasonable.

As of December 31, 2014, there are 20,000,000 shares of common stock outstanding.

NOTE 5–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 500,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 50,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On November 26, 2014, the Company issued 20,000,000 shares of common stock to its founders; 19,400,000 shares to Christopher Mussallem and 600,000 shares to André Brown. Messers. Mussallem and Mr. Brown are the Company’s directors and officers. The Company issued this stock to Mr. Mussallem and Mr. Brown in exchange for $2,000 of services rendered to the Company in its formation at a price of $0.0001 per share. The Company’s directors approved the value of the services rendered based on their belief that the value was reasonable for the services provided.

As of September 30, 2015, there are 20,000,000 shares of common stock issued and outstanding.